Unaudited Interim Condensed Consolidated Balance Sheets - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
ASSETS
Cash and cash equivalents	$ 522,725	$ 509,798
Trade and other receivables	58,823	58,422
Other current financial assets	426	430
Current income tax recoverable	10,054	5,952
Prepaid expenses and other current assets	265,780	257,456
Total current assets	857,808	832,058
Satellites, property and other equipment	2,885,263	2,716,708
Deferred tax assets	4,773	4,231
Other long-term financial assets	17,160	18,283
Long-term income tax recoverable	6,993	6,993
Other long-term assets	326,440	368,657
Intangible assets	435,544	442,278
Goodwill	2,158,085	2,214,575
Total assets	6,692,066	6,603,783
LIABILITIES
Trade and other payables	88,845	57,447
Other current financial liabilities	889,850	857,637
Income taxes payable	44	2,772
Other current liabilities	59,704	58,431
Current indebtedness	2,374,537	2,341,145
Total current liabilities	3,412,980	3,317,432
Long-term indebtedness	1,270,275	1,152,462
Deferred tax liabilities	80,252	91,991
Other long-term financial liabilities	9,788	10,091
Other long-term liabilities	254,787	262,211
Total liabilities	5,028,082	4,834,187
SHAREHOLDERS’ EQUITY
Share capital	87,117	69,997
Accumulated earnings	284,705	330,814
Reserves	147,193	130,009
Total Telesat Corporation shareholders’ equity	519,015	530,820
Non-controlling interest	1,144,969	1,238,776
Total shareholders’ equity	1,663,984	1,769,596
Total liabilities and shareholders’ equity	$ 6,692,066	$ 6,603,783